Form N-CSR Cover	6 Months Ended
Jun. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK VARIABLE INSURANCE TRUST
Entity Central Index Key	0000756913
Document Period End Date	Jun. 30, 2024